STOCK-BASED COMPENSATION - 2022 Equity Incentive Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of Options Outstanding
Granted (in shares)	1,478,915
Cancelled (in shares)	98,232
Options outstanding, end of period (in shares)	1,380,683
Exercisable, end of period (in shares)	0	0
Vested and expected to vest, end of period (in shares)	1,380,683
Vested (in shares)	0	0
Weighted-average Exercise Price
Granted (in dollars per share)	$ 5.20
Cancelled (in dollars per share)	5.20
Options outstanding, end of period (in dollars per share)	5.20
Options vested and expected to vest, end of period (in dollars per share)	$ 5.20
Weighted average Remaining Contractual Life and intrinsic value
Weighted-average remaining life, Options outstanding	9 years 4 months 2 days
Weighted-average remaining life, Option exercisable, end of period	0 years
Weighted-average remaining life, Options vested and expected to vest, end of period	9 years 4 months 2 days
Weighted-average grant date fair value of options granted	$ 2.91